Tax - Movement of deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	£ 935	£ 875
Liabilities, beginning of period	(351)	(298)
Deferred tax asset (liability)	584	577
Income statement	278	(164)
Other comprehensive income	376	171
Foreign exchange and other adjustments	27
Deferred tax asset (liability)	1,265	584
Assets, end of period	1,266	935
Liabilities, end of period	(1)	(351)
Deferred tax assets	1,279	599
Deferred tax liabilities	14	15
France
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	7
Deferred tax asset (liability)	597	7
UK
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	448
Deferred tax asset (liability)	498	448
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	74	63
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	74	63
Income statement	(11)	28
Other comprehensive income	(18)	(17)
Foreign exchange and other adjustments	0
Deferred tax asset (liability)	45	74
Assets, end of period	45	74
Liabilities, end of period	0	0
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	53	66
Liabilities, beginning of period	(4)	(9)
Deferred tax asset (liability)	49	57
Income statement	0	(10)
Other comprehensive income	0	2
Foreign exchange and other adjustments	0
Deferred tax asset (liability)	49	49
Assets, end of period	50	53
Liabilities, end of period	(1)	(4)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	215	171
Liabilities, beginning of period	0	(6)
Deferred tax asset (liability)	215	165
Income statement	22	51
Other comprehensive income	0	(1)
Foreign exchange and other adjustments	(1)
Deferred tax asset (liability)	236	215
Assets, end of period	236	215
Liabilities, end of period	0	0
FVOCI investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	0	0
Liabilities, beginning of period	(58)	166
Deferred tax asset (liability)	(58)	166
Income statement	3	3
Other comprehensive income	179	105
Foreign exchange and other adjustments	18
Deferred tax asset (liability)	142	(58)
Assets, end of period	142	0
Liabilities, end of period	0	(58)
Goodwill and intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	212	157
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	212	157
Income statement	(201)	55
Other comprehensive income	0	0
Foreign exchange and other adjustments	0
Deferred tax asset (liability)	11	212
Assets, end of period	11	212
Liabilities, end of period	0	0
Relief for tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	381	418
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	381	418
Income statement	243	(37)
Other comprehensive income	0	0
Foreign exchange and other adjustments	4
Deferred tax asset (liability)	628	381
Assets, end of period	628	381
Liabilities, end of period	0	0
Relief for tax losses | France
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, end of period	588
Relief for tax losses | United States
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, end of period	28
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	0	0
Liabilities, beginning of period	(289)	(117)
Deferred tax asset (liability)	(289)	(117)
Income statement	222	(254)
Other comprehensive income	215	82
Foreign exchange and other adjustments	6
Deferred tax asset (liability)	154	(289)
Assets, end of period	154	0
Liabilities, end of period	£ 0	£ (289)